FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2023	2022
	USD	USD
Financial assets
At amortized cost	11,891,291	14,238,660

Financial liabilities
At amortized cost	(34,135,421)	(50,877,141)

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currencies are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
	USD	USD	USD	USD
HKD	1,234,627	451,108	6,128,951	20,845,542
EUR	6,606,145	10,387,503	7,777,874	8,119,790
CNY	532,019	169,378	605,746	48,986
PEN	2,806,064	2,205,594	1,475,495	2,347,271
MOP	252	-	15,559	54,697

SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK
	2023	2022	2021
	USD	USD	USD
HKD	(244,716)	(1,019,722)	(1,153,144)
EUR	(48,365)	113,386	(108,570)
CNY	(3,686)	6,020	(213)
PEN	(48,904)	(7,804)	93,749
MOP	(765)	(2,735)	(9,760)

SCHEDULE OF INTERNAL CREDIT RISK GRADING

The Group’s internal credit risk grading framework comprises the following categories:

Category	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL – not credit- impaired	12-month ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	Lifetime ECL – not credit- impaired	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL – not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit impaired	Lifetime ECL – credit-impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	Amount is written off

SCHEDULE OF CREDIT RISK

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2023		2022
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers		N/A	Low	12-month ECL (Individual assessment)	132,746	-	1,488,567	-
			Watch list	Lifetime ECL (Individual assessment)	4,550,560	(206,152)	4,510,354	(43,645)
			Doubtful	Lifetime ECL (Individual assessment)	280,330	(277,001)	186,049	(186,049)
					4,963,636	(483,153)	6,184,970	(229,694)

Other receivables		N/A	Low	12-month ECL		2,803,236		2,597,456

Restricted bank deposits		AA	N/A	12-month ECL		628,156		603,341

Cash and bank balances		AA+	N/A	12-month ECL		3,979,416		5,082,587

SCHEDULE OF NON DERIVATIVE FINANCIAL LIABILITIES

	On demand
	or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

2023
Trade payables	2,350,888	-	-	2,350,888
Other payables	978,536	-	-	978,536
Bank borrowings	12,285,470	486,964	46,796	12,819,230
Other borrowings	664,479	-	-	664,479
Amounts due to an ultimate beneficial shareholder	5,021,638	-	12,300,650	17,322,288
Total	21,301,011	486,964	12,347,446	34,135,421

2022
Trade payables	1,992,691	-	-	1,992,691
Other payables	2,218,216	-	-	2,218,216
Bank borrowings	12,000,062	572,566	263,966	12,836,594
Amounts due to an ultimate beneficial shareholder	4,531,760	4,787,060	12,300,493	21,619,313
Convertible bonds	12,210,327	-	-	12,210,327
Total	32,953,056	5,359,626	12,564,459	50,877,141

SCHEDULE OF DEBT TO EQUITY RATIO
	2023	2022
	USD	USD

Total debts	36,139,200	55,555,011
Total equity	18,181,688	12,491,676

Debt-to-equity %	199	445

SCHEDULE OF CONCENTRATIONS

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2023		2022		2021
	USD	%	USD	%	USD	%

Amount of the Group’s revenue:	25,456,775	100.0	55,339,277	100.0	47,684,127	100.0
Customer A	7,188,782	28.2	10,810,773	19.5	10,754,805	22.6
Customer C	261,155	1.0	5,528,442	10.0	2,702,037	5.7

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2023		2022		2021
	USD	%	USD	%	USD	%

Amount of the Group’s accounts receivable:	4,963,636	100.0	6,184,970	100.0	4,099,989	100.0
Customer A	2,738,407	55.2	-	-	-	-
Customer B	1,105,487	22.3	-	-	-	-
Customer C	-	-	2,440,997	39.5	524,950	12.8
Customer D	-	-	946,070	15.3	200,520	4.9
Customer E	-	-	780,427	12.6	1,232,501	30.1
Customer F	-	-	730,553	11.8	165,711	4.0
Customer G	-	-	110,532	1.8	434,342	10.6